Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2018	Current	Deferred	Total
U.S. Federal	$14,163	$(49,281)	$(35,118)
State	18,467	—	18,467
Totals	$32,630	$(49,281)	$(16,651)
Fiscal year ended October 31, 2017	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(5,438)	—	(5,438)
Totals	$(5,438)	$—	$(5,438)
Fiscal year ended October 31, 2016	Current	Deferred	Total
U.S. Federal	$35,118	$—	$35,118
State	(29,219)	—	(29,219)
Totals	$5,899	$—	$5,899

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2018	2017	2016
“Expected” income taxes (benefit)	$243,772	$(593,031)	$(610,332)
Increase (reduction) in income tax expense (benefit) resulting from:
Remeasurement of deferred taxes related to the Tax Act	1,272,517	—	—
State income taxes, net of federal benefit	2,641	(29,422)	(79,386)
Meals and Entertainment	24,661	32,119	29,783
Provision to return reconciliation adjustment	(57,118)	18,064	8,760
Other differences, net	964	4,503	12,084
Change in valulation allowance	(1,504,088)	562,329	644,990
Reported income tax expense (benefit)	$(16,651)	$(5,438)	$5,899

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2018	2017
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$36,779	$71,085
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	780,446	1,088,631
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	472,641	114,713
Share-based compensation expense	474,163	265,027
Net operating loss carryforwards	528,939	2,099,195
AMT credit carryforwards	49,281	—
Other	59,219	118,119
Total gross deferred tax assets	2,401,468	3,756,770
Valuation allowance	(2,118,487)	(3,622,575)
Net deferred tax assets	282,981	134,195
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(231,672)	(130,626)
Other receivables, due to accrual for financial reporting purposes	(2,028)	(3,569)
Total gross deferred tax liabilities	(233,700)	(134,195)
Net deferred tax asset	$49,281	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2018	2017
Unrecognized tax benefits balance at beginning of year	$65,549	$78,322
Gross decreases for tax positions of prior years	(7,708)	(12,773)
Gross increases for current year tax positions	2,306	—
Unrecognized tax benefits balance at end of year	$60,147	$65,549